J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.2 - Schedule 4

Data Compare Summary (Total)
Run Date - 7/15/2026 7:56:54 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	37	0.00%	37
State	0	37	0.00%	37
Zip	0	37	0.00%	37
Note Date	0	37	0.00%	37
Original Loan Amount	0	37	0.00%	37
Amortization Term	0	37	0.00%	37
Original Interest Rate	0	37	0.00%	37
Borrower Qualifying FICO	1	37	2.70%	37
Amortization Type	0	37	0.00%	37
Representative FICO	0	37	0.00%	37
Property Type	2	37	5.41%	37
Interest Only	0	37	0.00%	37
Lien Position	0	37	0.00%	37
Occupancy	0	37	0.00%	37
Purpose	0	37	0.00%	37
Appraised Value	0	37	0.00%	37
Contract Sales Price	0	37	0.00%	37
Balloon Flag	0	37	0.00%	37
Original CLTV	0	37	0.00%	37
Original LTV	0	37	0.00%	37
Origination Channel	0	37	0.00%	37
Appraisal Effective Date	0	37	0.00%	37
Investor: Qualifying Total Debt Ratio	2	37	5.41%	37
Initial Rate Lock Date	4	37	10.81%	37
Coborrower Qualifying FICO	0	22	0.00%	37
Total	9	910	0.99%	37